Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2025
Blanket Zimbabwe Indigenisation Transaction
Schedule of shareholding percentages and facilitation loan balances

			NCI subject	Balance of facilitation
		Effective	to	loan[3]
		interest & NCI	facilitation	December 31,	December 31,
USD	Shareholding	recognised	loan	2025	2024
NIEEF	16%	3.2%	12.8%	520	6,723
Community Trust	10%	10.0%	—%	—	—
BETS[1,2]	10%	—%	—%	—	3,535
	36%	13.2%	12.8%	520	10,258

[1]	The shares held by BETS are effectively treated as treasury shares.
[2]	Accounted for under IAS19 Employee Benefits.
[3]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.

Schedule of reconciliation of facilitation loan balances

	2025	2024
Balance at January 1	10,258	13,397
Interest incurred	451	637
Dividends used to repay loan	(10,189)	(3,776)
Balance at December 31	520	10,258